PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of other provisions [abstract]
Disclosure of other provisions	Provisions as of June 30, 2018 and December 31, 2017 are comprised of the following:

	June 30, 2018	December 31, 2017
Environmental	764	815
Asset retirement obligations	431	427
Site restoration	36	40
Staff related obligations	178	183
Voluntary separation plans	49	79
Litigation and contingencies (see note 13)	541	328
Tax claims	119	126
Other legal claims and contingencies	422	202
Commercial agreements and onerous contracts	25	24
Other	119	126
Total	2,143	2,022
Short-term provisions	491	410
Long-term provisions	1,652	1,612
Total	2,143	2,022